EXPENSES BY NATURE - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Expenses by nature [abstract]
Costs of sales	$ 19,107	$ 23,539		$ 23,068
Changed related to the cost of sales	2,035	0		860
Total	$ (21,142)	$ (23,539)	[1]	$ (23,928)	[1]

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.